Earnings per share (Details1)	12 Months Ended
	Mar. 31, 2018 ₨ / shares shares	Mar. 31, 2018 $ / shares shares		Mar. 31, 2017 ₨ / shares shares	Mar. 31, 2016 ₨ / shares shares
Diluted earnings per share [abstract]
Weighted average number of equity shares (Basic)	165,845,408	165,845,408		166,648,943	170,547,643
Dilutive effect of stock options outstanding	340,144	340,144		348,733	525,137
Weighted average number of equity shares (Diluted)	166,185,552	166,185,552		166,997,675	171,072,780
Earnings per share - Diluted | (per share)	₨ 59	$ 0.91	[1]	₨ 72.09	₨ 116.98

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))